Income Taxes (Details 2) - USD ($)	Jun. 30, 2016	Jun. 30, 2015
Current portion:
Operating loss carryforward	$ 207,868	$ 207,868
Accrued receivable	3,861,729	525,720
Corporation Income Tax in accordance with the PRC State Administration of Taxation	(4,045,684)	1,948,948
Net deferred tax (liabilities) assets	$ 23,913	$ (1,215,360)